Share Repurchase Programs Share Repurchase Programs (Tables)	12 Months Ended
Dec. 31, 2014
Equity [Abstract]
Share Repurchase Programs
The following share repurchase programs were authorized by the Company’s Board of Directors:

Authorization Date	Amount of Authorization
In billions
December 15, 2014 (“2014 Repurchase Program”)	$10.0
December 17, 2013 (“2013 Repurchase Program”)	$6.0
September 19, 2012 (“2012 Repurchase Program”)	$6.0
August 23, 2011 (“2011 Repurchase Program”)	$4.0